Revenues and Contract Costs (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Reconciliation of Impact of Adoption of Topic 606 on Financial Statement
The following ASUs have been recently issued by the FASB.

Description	Date of Adoption	Effect on Financial Statements
ASU 2016-13, ASU 2018-19, ASU 2019-04, ASU 2019-05, Financial Instruments - Credit Losses (Topic 326)

In June 2016, the FASB issued this standard update which requires certain financial assets be measured at amortized cost net of an allowance for estimated credit losses such that the net receivable represents the present value of expected cash collection. In addition, this standard update requires that certain financial assets be measured at amortized cost reflecting an allowance for estimated credit losses expected to occur over the life of the assets. The estimate of credit losses must be based on all relevant information including historical information, current conditions and reasonable and supportable forecasts that affect the collectability of the amounts. An entity will apply the update through a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (January 1, 2020). A prospective transition approach is required for debt securities for which an other-than-temporary impairment has been recognized before the effective date. Early adoption of this standard is permitted.
1/1/2020
We established a cross-functional coordinated team to implement the standard update. We have completed our assessment of the expected impacts and updated our processes to meet the standards reporting and disclosure requirements. Upon adoption of this standard on January 1, 2020, we expect the cumulative effect of initially applying the new standard to result in a decrease to the opening balance of retained earnings ranging from approximately $200 million to $300 million on a pre-tax basis ($150 million to $225 million net of tax), primarily related to the expected impact on certain device payment plan agreement receivables. We do not expect our operating results to be significantly impacted by this standard update.

The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of Topic 842 were as follows:

(dollars in millions)	At December 31, 2018	Adjustments due to Topic 842	At January 1, 2019
Prepaid expenses and other	$5,453	$(329)	$5,124
Operating lease right-of-use assets	—	23,241	23,241
Other assets	11,717	(2,048)	9,669
Accounts payable and accrued liabilities	22,501	(3)	22,498
Other current liabilities	8,239	(2)	8,237
Current operating lease liabilities	—	2,931	2,931
Deferred income taxes	33,795	139	33,934
Non-current operating lease liabilities	—	19,203	19,203
Other liabilities	13,922	(1,815)	12,107
Retained earnings	43,542	410	43,952
Noncontrolling interests	1,565	1	1,566

The following ASUs were issued by Financial Accounting Standards Board (FASB), and have been recently adopted by Verizon.

Description	Date of Adoption	Effect on Financial Statements
ASU 2016-02, ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01, Leases (Topic 842)

The FASB issued Topic 842 requiring entities to recognize assets and liabilities on the balance sheet for all leases, with certain exceptions. In addition, Topic 842 enables users of financial statements to further understand the amount, timing and uncertainty of cash flows arising from leases. Topic 842 allowed for a modified retrospective application and was effective as of the first quarter of 2019. Entities were allowed to apply the modified retrospective approach: (1) retrospectively to each prior reporting period presented in the financial statements with the cumulative-effect adjustment recognized at the beginning of the earliest comparative period presented; or (2) retrospectively at the beginning of the period of adoption (January 1, 2019) through a cumulative-effect adjustment. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply.
1/1/2019
We adopted Topic 842 beginning on January 1, 2019, using the modified retrospective approach with a cumulative-effect adjustment to opening retained earnings recorded at the beginning of the period of adoption. Therefore, upon adoption, we have recognized and measured leases without revising comparative period information or disclosure. We recorded an increase of $410 million (net of tax) to retained earnings on January 1, 2019 which related to deferred sale leaseback gains recognized from prior transactions. Additionally, the adoption of the standard had a significant impact in our consolidated balance sheet due to the recognition of $22.1 billion of operating lease liabilities, along with $23.2 billion of operating lease right-of-use-assets.

The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of Topic 606, ASU 2018-02 and other ASUs was as follows:

		Adjustments due to
(dollars in millions)	At December 31, 2017	Topic 606	ASU 2018-02	Other ASUs	At January 1, 2018
Retained earnings	35,635	2,890	(652)	(6)	37,867
Accumulated other comprehensive income	2,659	—	652	(22)	3,289
Noncontrolling interests	1,591	44	—	—	1,635

A reconciliation of the adjustments from the adoption of Topic 606 relative to Topic 605 on certain impacted financial statement line items in our consolidated statements of income is as follows:

	Year Ended December 31, 2018
(dollars in millions)	As reported	Balances without adoption of Topic 606	Adjustments
Operating Revenues
Service revenues and other	$108,605	$109,964	$(1,359)
Wireless equipment revenues	22,258	20,474	1,784
Total Operating Revenues	130,863	130,438	425

Cost of services (exclusive of items shown below)	32,185	32,240	(55)
Cost of wireless equipment	23,323	23,189	134
Selling, general and administrative expense	31,083	32,588	(1,505)

Equity in losses of unconsolidated businesses	(186)	(187)	1
Income Before Provision For Income Taxes	19,623	17,771	1,852
Provision for income taxes	(3,584)	(3,104)	(480)
Net Income	$16,039	$14,667	$1,372

Net income attributable to noncontrolling interests	$511	$481	$30
Net income attributable to Verizon	15,528	14,186	1,342
Net Income	$16,039	$14,667	$1,372

Schedule of Receivables from Contracts with Customers
The following table presents information about receivables from contracts with customers:

	At December 31,	At December 31,	At January 1,
(dollars in millions)	2019	2018	2018
Receivables(1)	$12,078	$12,104	$12,073
Device payment plan agreement receivables(2)	11,741	8,940	1,461

(1)
Balances do not include receivables related to the following contracts: leasing arrangements (such as those for towers and equipment), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed under a device payment plan agreement when sold to the customer by an authorized agent.

(2)
Included in device payment plan agreement receivables presented in Note 8. Balances do not include receivables related to contracts completed prior to January 1, 2018 and receivables derived from the sale of equipment on a device payment plan through an authorized agent.

Contract with Customer, Asset and Liability
The following table presents information about contract balances:

	At December 31,	At December 31,	At January 1,
(dollars in millions)	2019	2018	2018
Contract asset	$1,150	$1,003	$1,170
Contract liability	5,307	4,943	4,452

The balance of contract assets and contract liabilities recorded in our consolidated balance sheets were as follows:

	At December 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Prepaid expenses and other	$848	$757
Other assets	302	246
Total	$1,150	$1,003

Liabilities
Other current liabilities	$4,651	$4,207
Other liabilities	656	736
Total	$5,307	$4,943

Capitalized Contract Cost
The balances of deferred contract costs included in our consolidated balance sheets were as follows:

	At December 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Prepaid expenses and other	$2,578	$2,083
Other assets	1,911	1,812
Total	$4,489	$3,895